Share Capital, Warrants and Options - Schedule of Inputs to Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Expected dividend yield	0.00%		0.00%
Expected share price volatility
Risk free interest rate
Expected life of options	5 years	0 years	5 years
Minimum [member]
Statement Line Items [Line Items]
Expected share price volatility	121.50%		96.90%
Risk free interest rate	0.39%		2.04%
Maximum [Member]
Statement Line Items [Line Items]
Expected share price volatility	125.00%		101.00%
Risk free interest rate	1.21%		2.17%